Investments (Tables)	12 Months Ended
Mar. 31, 2018
Equity Method Investments, Cost Method Investments, and Investments in Debt and Equity [Abstract]
Carrying Amount of Investments, By Category
The carrying amounts of investments, by category, at March 31, 2018 and March 31, 2017 were as follows:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Equity method investments	$127.0	$322.9
Available-for-sale securities	7.3	8.0
Cost method investments	30.6	40.6
	$164.9	$371.5

Schedule of Equity Method Investments [Line Items]
Carrying Amount of Equity Method Investments
The carrying amounts of equity method investments at March 31, 2018 and March 31, 2017 were as follows:

	March 31, 2018
Equity Method Investee	Ownership Percentage	March 31, 2018	March 31, 2017
		(Amounts in millions)
EPIX	n/a(1)	$—	$188.8
Pop	50.0%	91.3	96.8
Other	Various	35.7	37.3
		$127.0	$322.9

________________

(1)	In May 2017, the Company sold all of its 31.15% equity interest in EPIX to MGM (see further details below).

Equity Method Investee, Income (Loss)
Equity interests in equity method investments for the years ended March 31, 2018, 2017 and 2016 were as follows (income (loss)):

	Year Ended
	March 31,
Equity Method Investee	2018	2017	2016
	(Amounts in millions)
EPIX	$4.0	$31.0	$52.1
Pop	(9.0)	(6.9)	(1.8)
Other(1)	(47.8)	(13.4)	(6.1)
	$(52.8)	$10.7	$44.2
____________________

(1)	The Company records its share of the net income or loss of certain other equity method investments on a one quarter lag.

Available-for-sale Securities [Abstract]
Available-for-sale Securities
The cost basis, unrealized gains and fair market value of available-for-sale securities were as set forth below:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Cost basis	$2.6	$2.6
Gross unrealized gain	4.7	5.4
Fair value	$7.3	$8.0

EPIX
Schedule of Equity Method Investments [Line Items]
Summarized Statement of Income

	Period from April 1, 2017 to May 11, 2017 (date of sale)	Twelve Months Ended
		March 31,
		2017	2016
	(Amounts in millions)
Revenues	$44.8	$400.1	$413.8
Expenses:
Operating expenses	32.3	259.8	221.6
Selling, general and administrative expenses	2.4	23.3	24.0
Operating income	10.1	117.0	168.2
Interest and other expense	—	(0.3)	(2.2)
Net income	$10.1	$116.7	$166.0
Reconciliation of net income reported by EPIX to equity interest income:
Net income reported by EPIX	$10.1	$116.7	$166.0
Ownership interest in EPIX	31.15%	31.15%	31.15%
The Company's share of net income	3.1	36.4	51.7
Eliminations of the Company’s share of profits on licensing sales to EPIX(1)	(0.1)	(12.4)	(7.3)
Realization of the Company’s share of profits on licensing sales to EPIX(2)	1.0	7.0	7.7
Total equity interest income recorded	$4.0	$31.0	$52.1
_________________________

(1)	Represents the elimination of the gross profit recognized by the Company on licensing sales to EPIX in proportion to the Company's ownership interest in EPIX.

(2)
Represents the realization of a portion of the profits previously eliminated. This profit remains eliminated until realized by EPIX. EPIX initially records the license fee for the title as inventory on its balance sheet and amortizes the inventory over the license period. Accordingly, the profit is realized as the inventory on EPIX's books is amortized.

Pop
Schedule of Equity Method Investments [Line Items]
Summarized Balance Sheet
The following table presents summarized balance sheet data as of March 31, 2018 and March 31, 2017 for Pop:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Current assets	$48.2	$45.6
Non-current assets	$191.6	$184.0
Current liabilities	$37.2	$28.5
Non-current liabilities(1)	$654.9	$555.7
Redeemable preferred stock(1)	$638.4	$547.3

Summarized Statement of Income
The following table presents the summarized statements of operations for the years ended March 31, 2018, 2017 and 2016 for Pop and a reconciliation of the net loss reported by Pop to equity interest income (loss) recorded by the Company:

	Year Ended
	March 31,
	2018	2017	2016

Revenues	$110.9	$95.0	$86.4
Expenses:
Cost of services	66.2	52.7	39.7
Selling, marketing, and general and administration	54.1	47.6	42.1
Depreciation and amortization	8.1	7.9	7.8
Operating loss	(17.5)	(13.2)	(3.2)
Interest expense, net	1.0	0.6	0.5
Accretion of redeemable preferred stock units(1)	79.1	67.8	57.7
Total interest expense, net	80.1	68.4	58.2
Net loss	$(97.6)	$(81.6)	$(61.4)
Reconciliation of net loss reported by Pop to equity interest loss:
Net loss reported by Pop	$(97.6)	$(81.6)	$(61.4)
Ownership interest in Pop	50%	50%	50%
The Company's share of net loss	(48.8)	(40.8)	(30.7)
Accretion of dividend and interest income on redeemable preferred stock units(1)	39.5	33.9	28.8
Elimination of the Company's share of profits on licensing sales to Pop	(0.8)	(0.6)	(0.8)
Realization of the Company’s share of profits on licensing sales to Pop	1.1	0.6	0.9
Total equity interest loss recorded	$(9.0)	$(6.9)	$(1.8)
 ___________________

(1)
Accretion of mandatorily redeemable preferred stock units represents Pop's 10% dividend and the amortization of discount on its mandatorily redeemable preferred stock units held by the Company and the other interest holder. The Company recorded its share of this expense as income from the accretion of dividend and discount on mandatorily redeemable preferred stock units within equity interest income (loss).

Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Summarized Balance Sheet
Summarized financial information for the Company's "other equity method investees", on an aggregate basis, is set forth below (these equity method investments were not significant in the year ended March 31, 2016, and accordingly no amounts are presented for the year ended March 31, 2016):

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Current assets	$232.7	$106.1
Non-current assets	$130.0	$27.1
Current liabilities	$201.5	$62.5
Non-current liabilities	$45.0	$0.4

Summarized Statement of Income

	Year Ended
	March 31,
	2018	2017
	(Amounts in millions)
Revenues	$178.8	$30.1
Gross profit	$42.6	$9.1
Net loss	$(117.7)	$(50.8)